Net Defined Benefit Liability (Asset) - Summary Of Fair Value Of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Cash and due from banks	₩ 1,661,623	₩ 1,591,458
Return on plan assets, net defined benefit liability (asset)	31,821	₩ 25,905
Estimate of contributions expected to be paid to plan	₩ 123,043